Shareholders' equity	12 Months Ended
Dec. 31, 2025
Shareholders' equity
Shareholders' equity

20.Shareholders’ equity

Capital stock

At December 31, 2025, the Company’s share capital consists of 293,413,449 bearer ordinary shares without par value (Stückaktien) and a nominal value of €1.00 each. The Company’s share capital has been fully paid in.

Pursuant to Sections 33 and 34 of the German Securities Trading Act (WpHG) any party subject to the notification requirement shall notify the Company when certain mandatory reportable thresholds for voting rights, also by taking into account attribution provisions, are reached, exceeded or fallen below. Section 38 WpHG also stipulates a notification requirement when certain thresholds are reached, exceeded or have fallen below through directly or indirectly held instruments and Section 39 WpHG also stipulates a notification requirement when certain thresholds are reached, exceeded or have fallen below through the addition of voting rights according to Section 33 WpHG and instruments according to Section 38 WpHG. Notifications received by the Company subject to the notification requirements were published in accordance with the applicable legal provisions, as well as posted in the Investors section of the Company’s website.

At December 31, 2025, Fresenius SE held 27.8% of the Company’s issued shares and voting rights.

On March 7, 2025, Else Kröner-Fresenius-Stiftung, Bad Homburg v.d.Höhe, Germany, with respect to attributed voting rights, disclosed pursuant to Sections 33, 34 of the WpHG that 28.55% of the voting rights of the Company were held as of March 4, 2025.

On January 21, 2026, BlackRock, Inc., Wilmington, Delaware, U.S., with respect to attributed voting rights, disclosed pursuant to Sections 33, 34 of the WpHG that 4.74% of the voting rights of the Company and pursuant to Section 38 of the WpHG that instruments relating to 0.34% of the voting rights of the Company were held as of January 16, 2026.

On August 22, 2025, Artisan Partners Asset Management Inc., Wilmington, Delaware, U.S., with respect to attributed voting rights, disclosed pursuant to Sections 33, 34 of the WpHG that 2.99% of the voting rights of the Company were held as of August 19, 2025.

On July 9, 2025, Dodge & Cox International, San Francisco, California, U.S., disclosed pursuant to Section 33 of the WpHG that 4.98% of the voting rights of the Company were held as of July 3, 2025. According to an amended Schedule 13G filed with the SEC on February 13, 2024, Dodge & Cox, an investment adviser registered under the U.S. Investment Advisers Act of 1940, is the beneficial owner of 7.4% of the Company’s shares. The Schedule 13G states that Dodge & Cox has sole voting power and sole dispositive power over such shares, and that clients of Dodge & Cox, including investment companies registered under the U.S. Investment Company Act of 1940 and other managed accounts, have the right to receive or power to direct the receipt of dividends from, and the proceeds from the sale of, such shares.

On April 16, 2025, Harris Associates L.P., Wilmington, Delaware, U.S., with respect to attributed voting rights, disclosed pursuant to Sections 33, 34 of the WpHG that 2.98% of the voting rights of the Company were held as of April 14, 2025.

On February 28, 2025, Dodge & Cox International Stock Fund, San Francisco, California, U.S., disclosed pursuant to Section 33 of the WpHG that 5.00% of the voting rights of the Company were held as of February 24, 2025.

On January 7, 2025, Harris Associates Investment Trust, Boston, Massachusetts, U.S., disclosed pursuant to Section 33 of the WpHG that 3.00% of the voting rights of the Company were held as of January 3, 2025.

On October 28, 2022, Richard Pzena, with respect to attributed voting rights, disclosed pursuant to Sections 33, 34 of the WpHG that 5.20% of the voting rights of the Company were held as of October 24, 2022.

The general meeting of the Company may approve Authorized Capital (genehmigtes Kapital). The resolution creating Authorized Capital requires the affirmative vote of a majority of three quarters of the capital represented at the vote and may authorize the Management Board to issue new shares up to a stated amount for a period of up to five years. The nominal value of any proposed increase of the Authorized Capital may not exceed half of the issued capital stock at the time of the authorization.

In addition, the general meeting of the Company may create Conditional Capital (bedingtes Kapital) for the purpose of issuing (i) new shares to holders of convertible bonds or other securities which grant a right to shares, (ii) new shares as the consideration in a merger with another company, or (iii) new shares offered to management or employees. In each case, the authorizing resolution requires the affirmative vote of a majority of three quarters of the capital represented at the vote. The nominal value for any Conditional Capital may not exceed 60% of the Company’s issued capital at the time of the resolution. The nominal value for any Conditional Capital created for the purpose of issuing new shares to holders of convertible bonds or other securities which grant a right to shares may not exceed 50% of the Company’s issued capital at the time of the resolution. The nominal value for any Conditional Capital created for the purpose of issuing shares to management and employees may not exceed 20% of the Company’s issued capital at the time of the resolution.

Authorized capital

By resolution of the Company’s AGM on May 22, 2025, the Management Board is authorized until May 21, 2030, to increase the share capital of the Company with the approval of the Supervisory Board by up to €60,000 for cash and/or contributions in kind by issuing new bearer shares with no-par value on one or more occasions (Authorized Capital 2025). The number of shares must be increased in the same proportion as the share capital. The new shares shall participate in the profits from the start of the fiscal year in which they are issued. In deviation therefrom and to the extent legally permissible, the Management Board may stipulate with the approval of the Supervisory Board that the new shares will participate in profits as of the beginning of a fiscal year that has already ended and for which no resolution on the allocation of distributable profit has been passed by the general meeting at the time of their issue. In general, the shareholders have a subscription right. The new shares can also be obtained by a credit institution, a securities institution or a company operating in accordance with sec. 53 (1) sentence 1 of the German Banking Act (Kreditwesengesetz – KWG) or sec. 53b (1) sentence 1 or (7) KWG (financial institution) or a consortium of such credit institutions, securities institutions and/or financial institutions retained by the Management Board with the obligation to offer the shares to the Company’s shareholders for subscription.

However, the Management Board is authorized with the approval of the Supervisory Board to exclude the shareholders’ subscription rights in particular in the following cases:

●	to eliminate fractional amounts from the subscription right;
●	to grant subscription rights, as a compensation for dilutive effects, to the holders or creditors of option or conversion rights to shares of the Company or those liable under the corresponding option or conversion obligations arising from bonds issued or guaranteed by the Company or its group companies to the extent to which they would be entitled after exercising these option or conversion rights or fulfillment of these option or conversion obligations;
●	in the case of one or more capital increases for contributions in kind for the purpose of acquiring companies, parts of companies, interests in companies or other assets; or
●	in the case of one or more capital increases for cash if the issue price for the shares does not significantly fall below the stock exchange price of the shares already listed and the proportionate amount of the share capital of the Company attributable to the shares issued with exclusion of subscription rights exceeds 10% of the share capital neither at the time of this authorization coming into effect nor at the time of the exercise of this authorization. This limit shall include the proportionate amount of share capital attributable to new shares or treasury shares previously acquired by the Company which are issued or sold during the period of validity of this authorization with exclusion of subscription rights in direct, analogous or corresponding application of sec. 186 (3) sentence 4 AktG as well as the proportionate amount of the share capital attributable to shares issued or to be issued to satisfy option or conversion rights or to fulfil option or conversion obligations from bonds, if the bonds are issued during the period of validity of this authorization with exclusion of subscription rights in analogous application of sec. 186 (3) sentence 4 AktG.

The Management Board may only exercise the aforementioned authorization to exclude subscription rights to the extent that the proportional amount of the total shares issued subject to an exclusion of subscription rights exceeds 10% of the share capital neither at the time of this authorization coming into effect nor at the time of the exercise of this authorization. In case that during the period of validity of the Authorized Capital 2025 until its utilization, other authorizations on the issuance or on the sale of shares of the Company or the issuance of rights which authorize or bind to the subscription of shares of the Company are exercised and the subscription rights are excluded, such subscription rights will be taken into account with regard to the aforementioned limit.

The Management Board is further authorized to determine with the approval of the Supervisory Board the further details for the implementation of capital increases from the Authorized Capital 2025. The Supervisory Board is authorized to amend the wording of the corresponding provisions of the Articles of Association after a total or partial implementation of the increase of the share capital from the Authorized Capital 2025 in accordance with the volume of such capital increase and, if the Authorized Capital 2025 has not been used or not fully used by May 21, 2030, after the expiry of the authorization.

No Authorized Capital 2025 has been issued at December 31, 2025.

Conditional capital

By resolution of the Company’s AGM on May 22, 2025, the share capital of the Company is conditionally increased by up to €29,341 through issuing up to 29,341,344 bearer shares with no-par value (Conditional Capital 2025). The conditional capital increase will only be implemented to the extent that the holders of convertible bonds issued for cash or of warrants from option bonds issued for cash by the Company or a group company until May 21, 2030, on the basis of the authorization granted to the Management Board by the AGM of May 22, 2025, exercise their option or conversion rights or fulfill a possible conversion obligation and as long as no other forms of settlement are used. The new shares shall participate in the profits from the start of the fiscal year in which they are issued. In deviation therefrom and to the extent legally permissible, the Management Board may stipulate with the approval of the Supervisory Board that the new shares will participate in profits as of the beginning of a fiscal year that has already ended and for which no resolution on the allocation of distributable profit has been passed by the General Meeting at the time of their issue.

The Management Board is authorized to determine the further details regarding the implementation of the conditional capital increase. The Supervisory Board is authorized to amend the version of Article 4 (4) of the Articles of Association in accordance with the utilization of the Conditional Capital 2025 from time to time. The same applies if the authorization to issue option or convertible bonds is not exercised by the end of the authorization period and if the Conditional Capital 2025 is not utilized by the expiry of all option and conversion periods.

The authorization to issue convertible bonds or options bonds has not been used at December 31, 2025. No shares have been issued from the Conditional Capital 2025 at December 31, 2025.

Treasury stock

By resolution of the Company’s AGM on May 20, 2021, amended by the Company’s EGM on July 14, 2023 in its wording with respect to the Company’s change of legal form, the Management Board is authorized until May 19, 2026 to purchase treasury shares up to a maximum amount of 10% of the registered share capital existing at the time of this resolution (€29,289). The shares acquired, together with other treasury shares held by the Company or attributable to the Company pursuant to sections 71a et seqq. AktG, must at no time exceed 10% of the registered share capital. Purchases may be made through the stock exchange, by way of a public tender offer, or a public invitation to shareholders to submit an offer for sale. This authorization may not be used for the purpose of trading in treasury shares. The Management Board is authorized to use treasury shares purchased on the basis of this authorization or any other earlier authorization for any legally permissible purpose, in particular (i) to redeem shares without requiring any further resolution by the general meeting, (ii) to sell treasury shares to third parties against contributions in kind, (iii) to award treasury shares, in lieu of the utilization of conditional capital of the Company, to employees of the Company and companies affiliated with the Company, including members of the management of affiliated companies, and use them to service options or obligations to purchase shares of the Company and (iv) to use treasury shares to service bonds carrying warrant and/or conversion rights or conversion obligations issued by the Company or companies affiliated with the Company pursuant to section 17 AktG.

On the basis of this authorization, the Company launched its €1,000,000 share buyback program (excluding ancillary transaction costs) in two tranches to be completed within two years by August 10, 2027. Under the first tranche, shares were to be acquired up to a maximum of €600,000 including any true-ups over a period ending latest April 30, 2026. The first tranche was initiated on August 11, 2025 and completed ahead of schedule on December 29, 2025 with a €1,165 liability remaining related to the final true - up of share repurchases. For further discussion regarding the Company’s announcement in January 2026 of its second tranche, see note 30. As of December 31, 2025, the Company holds 14,124,564 treasury shares. These shares will be used predominantly to reduce the registered share capital of the Company by cancellation of the acquired shares and, to a significantly lesser extent, may be used for allocations under incentive-based compensation plans.

The following tabular disclosure provides the number of shares acquired in the context of the share buyback program:

Treasury Stock
			Total number of
			shares purchased	Maximum value of
			and retired	shares that may yet
			as part of publicly	be purchased under
	Total number of	Average price per	announced plans or	the plans or
Period	shares purchased	share	programs	programs
		in €		in € K
August 2025	2,084,733	42.68	2,084,733	511,021
September 2025	1,479,790	42.45	1,479,790	448,210
October 2025	788,260	46.38	788,260	411,651
November 2025	4,164,232	41.10	4,164,232	240,485
December 2025	5,607,549	40.26	5,607,549	—
Total repurchased Treasury Stock	14,124,564	41.44	14,124,564	—

Additional paid-in capital

Additional paid-in capital is comprised of the premium paid on the issue of shares and stock options, the tax effects from stock options, the compensation expense from stock options and other equity-settled share-based compensation components, which is recognized according to IFRS 2, as well as changes in ownership interest in a subsidiary that do not result in a loss of control. Additional paid in capital decreased primarily as a result of transactions with noncontrolling interests in the United States.

Retained earnings

Retained earnings is comprised mainly of earnings generated by group entities in prior years, to the extent that they have not been distributed, as well as changes of put option liabilities.

Dividends

Under German law, the amount of dividends available for distribution to shareholders is based upon the unconsolidated balance sheet profit (Bilanzgewinn) of the Company as reported in its balance sheet determined in accordance with the German Commercial Code (Handelsgesetzbuch).

Cash dividends of €422,515 for 2024 in the amount of €1.44 per share entitled to a dividend were paid on May 27, 2025.

Cash dividends of €349,162 for 2023 in the amount of €1.19 per share entitled to a dividend were paid on May 22, 2024.

Cash dividends of €328,623 for 2022 in the amount of €1.12 per share entitled to a dividend were paid on May 22, 2023.

At the Company’s AGM scheduled to be held on May 21, 2026, the Company’s Management Board and Supervisory Board intend to propose to the shareholders a dividend of €1.49 per share entitled to a dividend for 2025, payable in 2026. The total expected dividend payment is approximately €416,140 based on shares outstanding as of December 31, 2025. This amount considers the 14,124,564 treasury shares held by the Company as of December 31, 2025, which are not entitled to dividends.

Noncontrolling interests

Noncontrolling interests represent the proportion of the net assets of consolidated subsidiaries owned by minority shareholders. The Company has purchase obligations under put options held by the holders of noncontrolling interests in certain of its subsidiaries. These obligations result from contractual put options and are exercisable by the owners of the noncontrolling interests. In addition to noncontrolling interests, the related potential obligations under these put options are reclassified from equity of the Company, with no impact to the income statement, and recognized as a put option liability at the present value of the exercise price of the options in other current or non-current liabilities. Accumulated other comprehensive income allocated to noncontrolling interests mainly relates to currency effects from the translation of foreign operations.

For information regarding the settlement of put options held by non-physician investors originally granted as part of the 2022 merger of Cricket Health, Interwell Health LLC and Fresenius Health Partners, Inc., and its impact on additional paid-in capital, retained earnings and noncontrolling interests, see note 26.